Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	CHEER HOLDING, INC.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,070,012
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (“Amendment No. 1”) amends our Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission on March 14, 2024 (the “Original Filing Date”). This Amendment No. 1 is being filed at the request of our auditor to include the inadvertently omitted Critical Audit Matter (“CAM”). There are no other changes to the Audit Report or to the Form 20-F.The consolidated financial statements and notes to the consolidated financial statements remain the same as the previously filed Form 20-F. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, this Amendment No. 1 includes new certifications required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, as amended, dated as of the filing date of this Amendment No. 1.Except for the changes expressly described above, this Amendment No. 1 continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Form 20-F to give effect to any subsequent events. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements or disclosure contained in the Form 20-F are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above. Accordingly, this Amendment No. 1 should be read in conjunction with the Form 20-F.
Entity Central Index Key	0001738758
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38631
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Assentsure PAC.
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact
Document Information Line Items
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Contact Personnel Name	Bing Zhang
City Area Code	+ 86
Local Phone Number	10-87700500
Contact Personnel Email Address	zhangbing@gsmg.co
Ordinary Shares, par value $0.001 per share
Document Information Line Items
Trading Symbol	CHR
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Ordinary Share, for $11.50 per whole Ordinary Share
Document Information Line Items
Trading Symbol	GSMGW
Title of 12(b) Security	Warrants, each exercisable for one-half of one Ordinary Share, for $11.50 per whole Ordinary Share
Security Exchange Name	NASDAQ